Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	June 30, 2021	December 31, 2020
During 2020 one of the three MEGAsys directors loaned money to MEGAsys at no interest.	-	37,711

On October 18, 2018, we entered into a debenture agreement for $50,000 with Quadrant International LLC (four partners, three of which are related parties) at 0.0% interest per annum with interest and principal payable on the maturity date of December 31, 2019.	-	45,534

On September 10, 2014, we entered into a debenture agreement with Mr. Alex Kuo, a member of the Board of Directors, for $30,000, through his wife, Li-Min Hsu, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2015. As consideration for the extension of the debenture, we granted Mrs. Hsu options to purchase 3,000 shares of our common stock with an exercise price of $0.77 per share. *No longer a Director	-	30,000	*

On September 8, 2014, we entered into a debenture agreement with Mr. Kuo’s wife, Li-Min Hsu, for $100,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2015. As consideration for the extension of the debenture, we granted Mrs. Hsu options to pruchase 10,000 shares of our common stock with an exercise price of $0.77 per share. *No longer a Director	-	100,000	*

On August 28, 2014, we entered into a debenture agreement with Mr. Gregory Omi, formerly a member of our Board of Directors of the company for $200,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2016. As consideration for the extension of the debenture, we granted Mr. Omi options to purchase 20,000 shares of our common stock with an exercised price of $0.77 per share. This debenture was extended to December 31, 2016. Mr. Omi is currently the CTO of the company.	200,000	200,000

On November 19, 2012, we entered into a convertible debenture agreement with Mr. Robert Gillen, a member of our Board of Directors, for $100,000 (the “Gillen I Debenture”), under his company Squirrel-Away, LLC. Under the original terms of the agreement, interest is payable at 10% per annum and became due on December 19, 2014. Gillen I Debenture was extended to January 5, 2015. On June 20, 2013, interest of $5,000 was paid on the debenture. As consideration for agreeing to extend the maturity date of the debenture to December 31, 2015, we granted Mr. Gillen options to purchase 10,000 shares of common stock at an exercised price of $0.77 per share This debenture was extended to December 31, 2016.	$100,000	$100,000

Total Due to Related Parties $ 300,000	$300,000	512,711
Less Current Portion	(300,000)	(512,711)
Less: Debt Discount	-	-
Total Long-Term	$-	$-

	2020	2019

During 2019 and 2020 MEGAsys received unsecured loans from one of its directors. These amounts represent the outstanding balance at yearend.	$37,177	$63,861

On October 18, 2018, we entered into a debenture agreement for $50,000 with Quadrant International LLC (four partners, three of which are related parties) at 0.0% interest per annum with interest and principal payable on the maturity date of December 31, 2019.	45,534	50,000

On September 10, 2014, we entered into a debenture agreement with Mr. Alex Kuo, a member of the Board of Directors, for $30,000, through his wife, Li-Min Hsu, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2015. As consideration for the extension of the debenture, we granted Mrs. Hsu options to purchase 3,000 shares of our common stock with an exercise price of $0.77 per share. No longer a Director of the company.	30,000	30,000

On September 8, 2014, we entered into a debenture agreement with Mr. Kuo’s wife, Li-Min Hsu, for $100,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of December 31, 2015. As consideration for the extension of the debenture, we granted Mrs. Hsu options to pruchase 10,000 shares of our common stock with an exercise price of $0.77 per share.	100,000	100,000

On August 28, 2014, we entered into a debenture agreement with Mr. Gregory Omi, who was a member of our Board of Directors of the company for $200,000, at 9.5% interest per annum with interest and principal payable on the extended maturity date of Decemer 31, 2016. As consideration for the extension of the debenture, we granted Mr. Omi options to purchase 20,000 shares of our common stock with an exercised price of $0.77 per share. This debenture was extended to December 31, 2016. Mr. Omi is currently the Chief Technology Officer of Iveda.	200,000	200,000

On November 19, 2012, we entered into a convertible debenture agreement with Mr. Robert Gillen, a member of our Board of Directors, for $100,000 (the “Gillen I Debenture”), under his company Squirrel-Away, LLC. Under the original terms of the agreement, interest is payable at 10% per annum and became due on December 19, 2014. Gillen I Debenture was extended to January 5, 2015. On June 20, 2013, interest of $5,000 was paid on the debenture. As consideration for agreeing to extend the maturity date of the debenture to December 31, 2015, we granted Mr. Gillen options to purchase 10,000 shares of common stock at an exercised price of $0.77 per share This debenture was extended to December 31, 2016.	$100,000	$100,000

Total Due to Related Parties	$512,711	$543,861
Less Current Portion	(512,711)	(543,861)
Less: Debt Discount	-	-
Total Long-Term	$-	$-